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              SUPPLEMENT TO YOUR ANNUAL PRODUCT INFORMATION NOTICE

LORD ABBETT CAPITAL STRUCTURE PORTFOLIO

Effective on or about September 27, 2012, all references contained in the Annual Product Information Notice for the below listed current fund name will be deleted and replaced with the new fund name.

CURRENT FUND NAME:                                            NEW FUND NAME:
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Capital Structure Portfolio                       Lord Abbett Calibrated Dividend Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

Effective immediately, under the "Investment Management Fees and Other Expenses" table of your Annual Product Information Notice, the following fund information is deleted and replaced with:

                                      DISTRIBUTION
                                         AND/OR                           ACQUIRED
                                         SERVICE                          FUND FEES
                     MANAGEMENT          (12B-1)           OTHER             AND
UNDERLYING FUND:        FEES              FEES           EXPENSES         EXPENSES
--------------------------------------------------------------------------------------
FIDELITY
VARIABLE
INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP
  Freedom 2010
  Portfolio --
  Service Class
  2                      0.00%             0.25%            0.00%            0.56%
 Fidelity(R) VIP
  Freedom 2020
  Portfolio --
  Service Class
  2                      0.00%             0.25%            0.00%            0.60%
 Fidelity(R) VIP
  Freedom 2030
  Portfolio --
  Service Class
  2                      0.00%             0.25%            0.00%            0.65%

                                       CONTRACTUAL
                       TOTAL           FEE WAIVER          TOTAL ANNUAL
                      ANNUAL             AND/OR           FUND OPERATING
                     OPERATING           EXPENSE          EXPENSES AFTER
UNDERLYING FUND:     EXPENSES         REIMBURSEMENT         FEE WAIVER
----------------  ---------------------------------------------------------
FIDELITY
VARIABLE
INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP
  Freedom 2010
  Portfolio --
  Service Class
  2                     0.81%               N/A                 0.81%
 Fidelity(R) VIP
  Freedom 2020
  Portfolio --
  Service Class
  2                     0.85%               N/A                 0.85%
 Fidelity(R) VIP
  Freedom 2030
  Portfolio --
  Service Class
  2                     0.90%               N/A                 0.90%

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE ANNUAL PRODUCT INFORMATION NOTICE
                             FOR FUTURE REFERENCE.

HV-7400